Interest Expense, Net	12 Months Ended
Dec. 31, 2011
Interest Expense, Net [Abstract]
INTEREST EXPENSE, NET

7.    INTEREST EXPENSE, NET

Interest expense, net for the years ended December 31 consisted of the following:

	$00000000.00	$00000000.00
millions of Canadian dollars	2011	2010
Interest on debt (1)	$174.8	$154.8
Allowance for borrowed funds used during construction	(10.9)	(10.5)
Interest revenue	(10.2)	(4.2)
Other	5.7	8.7
	$159.4	$148.8
(1)	Interest on debt includes amortization of debt financing costs, premiums and discounts.